SCHEDULE OF STOCK OPTION ACTIVITIES (Details) (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value exercise price		$ 2.3
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value exercise price		$ 1.48	$ 2.81
2023 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options granted to employees	1,200,000